UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2024

Date of reporting period:	December 1, 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Intermediate-Term Municipal Income Fund
Class A [PIMEX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class A	$45	0.91%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$31,276,018
Total Number of Portfolio Holdings*	129
Portfolio Turnover Rate	2%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39212-STSA-0724

Putnam Intermediate-Term Municipal Income Fund
Class B [PIMBX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class B	$75	1.51%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$31,276,018
Total Number of Portfolio Holdings*	129
Portfolio Turnover Rate	2%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39212-STSB-0724

Putnam Intermediate-Term Municipal Income Fund
Class C [PIMFX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class C	$83	1.66%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$31,276,018
Total Number of Portfolio Holdings*	129
Portfolio Turnover Rate	2%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39212-STSC-0724

Putnam Intermediate-Term Municipal Income Fund
Class R6 [PIMRX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class R6	$29	0.57%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$31,276,018
Total Number of Portfolio Holdings*	129
Portfolio Turnover Rate	2%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39212-STSR6-0724

Putnam Intermediate-Term Municipal Income Fund
Class Y [PIMYX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class Y	$33	0.66%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$31,276,018
Total Number of Portfolio Holdings*	129
Portfolio Turnover Rate	2%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Intermediate-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39212-STSY-0724

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Intermediate-Term Municipal Income Fund

Financial Statements and Other Important Information

Semiannual | May 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 5/31/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
COP Certificates of Participation
FHA Insd. Federal Housing Administration Insured
G.O. Bonds General Obligation Bonds
NATL National Public Finance Guarantee Corporation
PSFG Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (95.1%)*	Rating**	Principal amount	Value
Alabama (0.8%)
Jefferson, Cnty. Rev. Bonds, (Warrants), 5.00%, 9/15/29	AA+	$100,000	$103,715
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	150,000	159,030
			262,745
Alaska (0.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	104,436
			104,436
Arizona (0.8%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A2	250,000	246,876
			246,876
California (16.3%)
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	300,000	317,869
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	BBB+	105,000	101,559
CA State Muni. Fin. Auth. Rev. Bonds
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	160,000	164,673
(Davis II, LLC Orchard Park), BAM, 5.00%, 5/15/31	AA	400,000	431,284
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/35	A−/F	175,000	175,364
CA State Muni. Fin. Auth. Special Tax Bonds, Ser. B, 4.875%, 9/1/33	BB−/P	200,000	204,136
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 4.25%, 12/1/27	A−	150,000	150,000
CA State Tobacco Securitization Agcy. Rev. Bonds
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/28	A	645,000	683,544
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/27	A	280,000	292,110
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	97,496
Long Beach, Arpt. Syst. Rev. Bonds, Ser. A, AGM, 5.00%, 6/1/40	AA	200,000	220,396
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/27	Aa3	285,000	293,325
Mount San Jacinto Cmnty. College Dist. G.O. Bonds, (Election of 2014), Ser. C, 3.00%, 8/1/35	Aa1	105,000	94,399
San Bernardino, City Unified School Dist. G.O. Bonds, (Election 2012), Ser. D, AGM, 3.00%, 8/1/35	AA	350,000	307,652
San Francisco, City & Cnty. COP, Ser. A, 5.00%, 4/1/30	Aa1	260,000	282,407
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	100,000	106,973
5.00%, 5/1/32	A1	100,000	107,014
San Jose Arpt. Rev. Bonds, (Norman Y Mineta San Jose Intl. Arpt.), Ser. A, 5.00%, 3/1/33	A2	300,000	320,196
San Juan, Unified School Dist. G.O. Bonds, (2016 Election), 3.00%, 8/1/35	Aa2	240,000	213,456
Yuba, Cmnty. College Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/38	Aa2	615,000	522,586
			5,086,439
Colorado (4.5%)
CO State COP, Ser. A, 3.00%, 12/15/36	Aa2	520,000	462,199
CO State Ed. Loan Program Rev. Bonds, Ser. B, 4.00%, 6/28/24	SP-1+	750,000	749,943
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	A2	100,000	104,300
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	94,852
			1,411,294
District of Columbia (1.0%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	166,916
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	130,000	137,114
			304,030

Intermediate-Term Municipal Income Fund 1

MUNICIPAL BONDS AND NOTES (95.1%)* cont.	Rating**	Principal amount	Value
Florida (4.3%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	$100,000	$105,686
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A
5.00%, 10/1/35	A1	350,000	359,976
5.00%, 10/1/25	Aa3	500,000	507,457
Miami-Dade Cnty., Aviation Rev. Bonds, 5.00%, 10/1/29	A1	115,000	115,140
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/40	A+	250,000	271,399
			1,359,658
Georgia (1.4%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds, (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	250,000	245,566
Mandatory Put Bonds, (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	100,000	97,226
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/30	Baa2	95,000	95,146
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	5,000	5,078
			443,016
Illinois (4.4%)
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/28	A+	425,000	426,756
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A+	100,000	102,609
IL State G.O. Bonds
Ser. D, 5.00%, 11/1/25	A3	125,000	127,038
4.00%, 1/1/31	A3	100,000	99,438
IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A−/F	100,000	101,210
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	A	100,000	100,562
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/25	AA	100,000	100,714
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.), 5.50%, 10/1/39	A2	300,000	331,418
			1,389,745
Indiana (1.0%)
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.), 5.00%, 6/1/28	A2	100,000	103,948
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co.), 3.125%, 7/1/25	BBB+	200,000	196,556
			300,504
Kentucky (3.9%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A, 5.00%, 3/1/28	A−	195,000	202,025
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds, (7/1/30), Ser. A, 5.00%, 5/1/55	A2	250,000	261,352
Mandatory Put Bonds, (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	199,943
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	300,000	317,681
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	250,000	247,583
			1,228,584
Louisiana (0.6%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	AA−/F	200,000	201,752
			201,752
Maryland (0.3%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB−	100,000	102,971
			102,971
Michigan (1.7%)
MI State Bldg. Auth. Rev. Bonds, Ser. II
5.00%, 10/15/41	Aa2	175,000	191,429
5.00%, 10/15/40	Aa2	100,000	109,502
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	A−	240,000	240,134
			541,065
Minnesota (2.0%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	10,000	9,974
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke’s Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	AA−	100,000	103,391
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/36	Baa1	265,000	272,626
(Allina Hlth. Oblig. Group), 4.00%, 11/15/37	A1	250,000	249,439
			635,430

2 Intermediate-Term Municipal Income Fund

MUNICIPAL BONDS AND NOTES (95.1%)* cont.	Rating**	Principal amount	Value
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/27	A2	$155,000	$159,149
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/37	BBB−	290,000	248,315
			407,464
Nevada (1.7%)
Clark Cnty., School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 6/15/36	AA	200,000	200,930
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A, 5.00%, 7/1/39	Aa3	300,000	328,042
			528,972
New Jersey (1.6%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. SSS, 5.00%, 6/15/34	A2	250,000	279,493
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.00%, 11/1/36	AA	200,000	219,409
			498,902
New Mexico (0.8%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM), Ser. B, 3.875%, 6/1/40 ##	Baa2	250,000	248,688
			248,688
New York (10.4%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	101,219
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	310,760
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/34	A3	100,000	99,998
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	750,000	731,394
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	300,000	206,921
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secured Revenue), 5.00%, 11/1/40	AAA	750,000	782,437
Port Auth. of NY & NJ Rev. Bonds
Ser. 197, 5.00%, 11/15/35	Aa3	670,000	678,462
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	243,964
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	102,361
			3,257,516
Ohio (2.5%)
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	Aa3	165,000	149,878
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	160,000	142,403
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB−	145,000	144,702
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	101,445
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	250,000	248,142
			786,570
Oklahoma (1.4%)
OK State Wtr. Res. Brd. State Loan Program Rev. Bonds, (Muscogee Muni. Auth.), Ser. A, 5.00%, 10/1/38	AAA	400,000	438,474
			438,474
Other (0.7%)
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.618%, 8/25/41	AA+	199,911	204,377
			204,377
Pennsylvania (6.2%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	207,015
Chester Cnty., Indl. Dev. Auth. (Avon Grove Charter School), 5.00%, 3/1/27	BBB−	150,000	150,877
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	101,221
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA−	150,000	153,895
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	200,000	215,461
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	190,000	208,019
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/30	A2	285,000	306,661
Philadelphia Auth. For Ind. Dev. Rev. Bonds, (MaST Cmnty. Charter School II), 5.00%, 8/1/30	BBB−	175,000	176,379
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	250,000	250,104
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	151,285
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB−/F	15,000	14,984
			1,935,901

Intermediate-Term Municipal Income Fund 3

MUNICIPAL BONDS AND NOTES (95.1%)* cont.	Rating**	Principal amount	Value
Puerto Rico (1.2%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	$46,877	$24,259
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.375%, 7/1/25	BB/P	200,000	201,750
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	138,760
			364,769
South Carolina (0.6%)
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	200,000	177,355
			177,355
Tennessee (3.6%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/37	AA	400,000	435,928
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/36	A1	100,000	111,914
5.00%, 7/1/33	A2	250,000	264,933
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	325,000	322,258
			1,135,033
Texas (13.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/33	AAA	250,000	272,229
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	200,000	200,005
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	165,376
Austin, Arpt. Syst. Rev. Bonds, 5.00%, 11/15/32	A1	500,000	538,313
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	251,850
Dallas, Area Rapid Transit Rev. Bonds, 5.00%, 12/1/33	AA+	100,000	108,203
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	210,000	192,526
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/43	Aaa	200,000	216,626
Irving, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/43	Aaa	325,000	350,758
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10), 5.00%, 9/1/27	BBB−	125,000	126,273
Royse City, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/42	Aaa	250,000	270,968
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	675,000	597,572
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	250,000	279,957
TX State Wtr. Dev. Board Rev. Bonds
(Revolving Fund), 5.00%, 8/1/29	AAA	400,000	432,657
(Wtr. Implementation Fund), 3.00%, 10/15/35	AAA	270,000	240,120
			4,243,433
Utah (1.6%)
U. of UT (The) Rev. Bonds, Ser. B, 5.00%, 8/1/38	Aa1	200,000	223,519
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB−/F	140,000	136,814
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/29	BBB−/F	135,000	138,106
			498,439
Washington (4.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	175,000	180,287
Port of Seattle Rev. Bonds
5.00%, 4/1/38	AA−	200,000	206,854
Ser. B, 5.00%, 8/1/37	AA−	500,000	531,452
Ser. B, 5.00%, 5/1/27	AA−	300,000	308,953
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	200,000	215,080
			1,442,626
Total municipal bonds and notes (cost $30,208,950)			$29,787,064

SHORT-TERM INVESTMENTS (4.4%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	1,364,582	$1,364,582
Total short-term investments (cost $1,364,582)		$1,364,582

TOTAL INVESTMENTS
Total investments (cost $31,573,532)	$31,151,646

4 Intermediate-Term Municipal Income Fund

Notes to the fund’s portfolio
	Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $31,276,018.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.36%, 5.44%, 5.60%, 5.34%, 5.34%, and 5.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	20.1%
	Utilities	12.9
	Education	11.5
	Local debt	10.9
	Health care	10.7

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$29,787,064	$—
Short-term investments	—	1,364,582	—
Totals by level	$—	$31,151,646	$—

The accompanying notes are an integral part of these financial statements.

Intermediate-Term Municipal Income Fund 5

Financial Statements

Statement of assets and liabilities

5/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $30,208,950)	$29,787,064
Affiliated issuers (identified cost $1,364,582) (Note 5)	1,364,582
Interest and other receivables	357,369
Receivable for shares of the fund sold	300
Receivable for investments sold	20,000
Receivable from Manager (Note 2)	13,400
Prepaid assets	56,084
Total assets	31,598,799

LIABILITIES
Payable for purchases of delayed delivery securities (Note 1)	250,054
Payable for shares of the fund repurchased	18,900
Payable for custodian fees (Note 2)	3,849
Payable for investor servicing fees (Note 2)	10,384
Payable for Trustee compensation and expenses (Note 2)	1,074
Payable for administrative services (Note 2)	112
Payable for distribution fees (Note 2)	5,695
Payable for auditing and tax fees	27,298
Other accrued expenses	5,415
Total liabilities	322,781
Net assets	$31,276,018

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$31,995,197
Total distributable earnings (Note 1)	(719,179)
Total — Representing net assets applicable to capital shares outstanding	$31,276,018

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($12,250,626 divided by 1,248,713 shares)	$9.81
Offering price per class A share (100/96.00 of $9.81)*	$10.22
Net asset value and offering price per class B share ($981 divided by 100 shares) †**	$9.82
Net asset value and offering price per class C share ($213,202 divided by 21,722 shares) †**	$9.81
Net asset value, offering price and redemption price per class R6 share ($2,706,339 divided by 276,030 shares)	$9.80
Net asset value, offering price and redemption price per class Y share ($16,104,870 divided by 1,641,898 shares)	$9.81
* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

6  Intermediate-Term Municipal Income Fund

Statement of operations

Six months ended 5/31/24 (Unaudited)

Investment income
Interest (including interest income of $45,481 from investments in affiliated issuers) (Note 5)	$548,792
Total investment income	548,792

EXPENSES
Compensation of Manager (Note 2)	65,723
Investor servicing fees (Note 2)	20,063
Custodian fees (Note 2)	4,888
Trustee compensation and expenses (Note 2)	825
Distribution fees (Note 2)	17,387
Administrative services (Note 2)	535
Auditing and tax fees	27,278
Blue sky expense	38,803
Other	13,341
Fees waived and reimbursed by Manager (Note 2)	(70,367)
Total expenses	118,476
Expense reduction (Note 2)	(20)
Net expenses	118,456
Net investment income	430,336

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Securities from unaffiliated issuers (Notes 1 and 3)	22,623
Total net realized gain	22,623
Change in net unrealized depreciation on:
Securities from unaffiliated issuers	(190,095)
Total change in net unrealized depreciation	(190,095)
Net loss on investments	(167,472)
Net increase in net assets resulting from operations	$262,864

The accompanying notes are an integral part of these financial statements.

Intermediate-Term Municipal Income Fund  7

Statement of changes in net assets

	Six months ended 5/31/24*	Year ended 11/30/23
Increase (decrease) in net assets
Operations
Net investment income	$430,336	$896,881
Net realized gain (loss) on investments	22,623	(229,722)
Change in net unrealized appreciation (depreciation) of investments	(190,095)	219,274
Net increase in net assets resulting from operations	262,864	886,433
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(5,247)	(20,882)
Class B	(1)	(8)
Class C	(101)	(433)
Class R6	(1,082)	(3,740)
Class Y	(5,471)	(23,409)
From tax-exempt net investment income
Class A	(158,047)	(299,858)
Class B	(11)	(209)
Class C	(1,933)	(4,305)
Class R6	(37,362)	(61,052)
Class Y	(204,448)	(461,286)
Increase (decrease) from capital share transactions (Note 4)	2,913,708	(5,215,445)
Total increase (decrease) in net assets	2,762,869	(5,204,194)
Net assets
Beginning of period	28,513,149	33,717,343
End of period	$31,276,018	$28,513,149
*	Unaudited.

The accompanying notes are an integral part of these financial statements.

8  Intermediate-Term Municipal Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,c]	Ratio of net investment income (loss) to average net assets (%) [c]	Portfolio turnover (%)
Class A
May 31, 2024**	$9.84	.13	(.03)	.10	(.13)	—	(.13)	$9.81	.97*	$12,251	.45*	1.31*	2*
November 30, 2023	9.76	.24	.07	.31	(.23)	—	(.23)	9.84	3.27	12,340.90		2.46	33
November 30, 2022	10.72	.16	(.87)	(.71)	(.16)	(.09)	(.25)	9.76	(6.72)	14,699.90		1.67	29
November 30, 2021	10.80	.14	.09	.23	(.14)	(.17)	(.31)	10.72	2.17	11,682.89		1.29	31
November 30, 2020	10.64	.17	.27	.44	(.17)	(.11)	(.28)	10.80	4.26	11,488.88		1.57	45
November 30, 2019	10.11	.20	.52	.72	(.19)	—	(.19)	10.64	7.16	9,684.89		1.91	63
Class B
May 31, 2024**	$9.84	.10	(.03)	.07	(.09)	—	(.09)	$9.82	.73*	$1	.75*	1.00*	2*
November 30, 2023	9.77	.19	.06	.25	(.18)	—	(.18)	9.84	2.58	2	1.50	1.83	33
November 30, 2022	10.73	.11	(.88)	(.77)	(.10)	(.09)	(.19)	9.77	(7.24)	14	1.50	1.02	29
November 30, 2021	10.81	.08	.09	.17	(.08)	(.17)	(.25)	10.73	1.55	17	1.49	.73	31
November 30, 2020	10.64	.10	.28	.38	(.10)	(.11)	(.21)	10.81	3.65	60	1.48	.99	45
November 30, 2019	10.11	.13	.53	.66	(.13)	—	(.13)	10.64	6.53	58	1.49	1.32	63
Class C
May 31, 2024**	$9.84	.09	(.03)	.06	(.09)	—	(.09)	$9.81	.59*	$213	.83*	.94*	2*
November 30, 2023	9.77	.17	.06	.23	(.16)	—	(.16)	9.84	2.39	252	1.65	1.70	33
November 30, 2022	10.73	.09	(.87)	(.78)	(.09)	(.09)	(.18)	9.77	(7.38)	305	1.65	.85	29
November 30, 2021	10.81	.06	.09	.15	(.06)	(.17)	(.23)	10.73	1.40	424	1.64	.55	31
November 30, 2020	10.64	.08	.29	.37	(.09)	(.11)	(.20)	10.81	3.51	428	1.63	.83	45
November 30, 2019	10.11	.12	.52	.64	(.11)	—	(.11)	10.64	6.37	384	1.64	1.18	63
Class R6
May 31, 2024**	$9.83	.15	(.04)	.11	(.14)	—	(.14)	$9.80	1.15*	$2,706	.29*	1.48*	2*
November 30, 2023	9.76	.27	.07	.34	(.27)	—	(.27)	9.83	3.50	2,595.57		2.79	33
November 30, 2022	10.72	.20	(.88)	(.68)	(.19)	(.09)	(.28)	9.76	(6.39)	1,466.57		2.04	29
November 30, 2021	10.80	.18	.09	.27	(.18)	(.17)	(.35)	10.72	2.49	892.57		1.57	31
November 30, 2020	10.63	.20	.29	.49	(.21)	(.11)	(.32)	10.80	4.68	419.57		1.91	45
November 30, 2019	10.11	.23	.51	.74	(.22)	—	(.22)	10.63	7.39	536.57		2.23	63
Class Y
May 31, 2024**	$9.84	.14	(.03)	.11	(.14)	—	(.14)	$9.81	1.10*	$16,105	.33*	1.44*	2*
November 30, 2023	9.76	.27	.07	.34	(.26)	—	(.26)	9.84	3.53	13,324.65		2.70	33
November 30, 2022	10.71	.19	(.87)	(.68)	(.18)	(.09)	(.27)	9.76	(6.41)	17,233.65		2.19	29
November 30, 2021	10.80	.17	.08	.25	(.17)	(.17)	(.34)	10.71	2.33	1,322.64		1.54	31
November 30, 2020	10.63	.19	.29	.48	(.20)	(.11)	(.31)	10.80	4.62	1,358.63		1.79	45
November 30, 2019	10.11	.22	.52	.74	(.22)	—	(.22)	10.63	7.33	1,262.64		2.16	63

The accompanying notes are an integral part of these financial statements.

Intermediate-Term Municipal Income Fund  9

Financial highlights cont.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
May 31, 2024	0.23%
November 30, 2023	0.43
November 30, 2022	0.58
November 30, 2021	0.89
November 30, 2020	1.10
November 30, 2019	1.47

The accompanying notes are an integral part of these financial statements.

10  Intermediate-Term Municipal Income Fund

Notes to financial statements 5/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from December 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Intermediate-Term Municipal Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). The fund normally maintains an average dollar-weighted maturity between three and ten years. The bonds the fund invests in are mainly investment-grade in quality. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares after 8 years
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6†	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees.

Intermediate-Term Municipal Income Fund   11

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$125,910	$242,554	$368,464

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $31,549,654, resulting in gross unrealized appreciation and depreciation of $246,765 and $644,773, respectively, or net unrealized depreciation of $398,008.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.211% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers, replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through March 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period During the reporting period, the fund’s expenses were reduced by $54,387 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through March 30, 2026, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.52% of the fund’s

12   Intermediate-Term Municipal Income Fund

average net assets. During the reporting period, the fund’s expenses were reduced by $15,980 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$8,867
Class B	1
Class C	157
Class R6	672
Class Y	10,366
Total	$20,063

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $20 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $24, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum%) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved%) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum%	Approved%	Amount
Class A	0.35%	0.25%	$16,228
Class B	1.00%	0.85%	6
Class C	1.00%	1.00%	1,153
Total			$17,387

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $427 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$2,505,421	$637,478
U.S. government securities (Long-term)	—	—
Total	$2,505,421	$637,478

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Intermediate-Term Municipal Income Fund   13

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 5/30/24		YEAR ENDED 11/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	146,681	$1,467,756	402,108	$3,945,861
Shares issued in connection with reinvestment of distributions	16,522	163,294	32,711	319,704
	163,203	1,631,050	434,819	4,265,565
Shares repurchased	(168,989)	(1,680,467)	(685,806)	(6,722,795)
Net decrease	(5,786)	$(49,417)	(250,987)	$(2,457,230)
	SIX MONTHS ENDED 5/30/24		YEAR ENDED 11/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	1	12	21	207
	1	12	21	207
Shares repurchased	(73)	(733)	(1,295)	(12,264)
Net decrease	(72)	$(721)	(1,274)	$(12,057)
	SIX MONTHS ENDED 5/30/24		YEAR ENDED 11/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,756	$76,011
Shares issued in connection with reinvestment of distributions	206	2,034	482	4,713
	206	2,034	8,238	80,724
Shares repurchased	(4,107)	(40,797)	(13,889)	(136,244)
Net decrease	(3,901)	$(38,763)	(5,651)	$(55,520)
	SIX MONTHS ENDED 5/30/24		YEAR ENDED 11/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	32,355	$323,150	210,255	$2,074,586
Shares issued in connection with reinvestment of distributions	3,676	36,610	6,585	64,243
	36,031	359,760	216,840	2,138,829
Shares repurchased	(23,945)	(238,522)	(103,091)	(1,002,142)
Net increase	12,086	$121,238	113,749	$1,136,687
	SIX MONTHS ENDED 5/30/24		YEAR ENDED 11/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	730,988	$7,322,600	748,140	$7,319,436
Shares issued in connection with reinvestment of distributions	21,324	209,919	49,631	484,583
	752,312	7,532,519	797,771	7,804,019
Shares repurchased	(465,115)	(4,651,148)	(1,208,355)	(11,631,344)
Net increase (decrease)	287,197	$2,881,371	(410,584)	$(3,827,325)

At the close of the reporting period, Franklin Templeton owned 1,152 class R6 shares of the fund (0.42% of shares outstanding), valued at $11,290.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$318,336	$6,511,098	$5,464,852	$45,481	$1,364,582
Total Short-term investments	$318,336	$6,511,098	$5,464,852	$45,481	$1,364,582
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

14   Intermediate-Term Municipal Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
1,497,125	27,509	404,503

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
1,494,007	30,221	404,909

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

Intermediate-Term Municipal Income Fund 15

© 2024 Franklin Templeton. All rights reserved.	39212-SFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024